UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811--04888

Dreyfus Ultra Short Income Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	11/30/16

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus Ultra Short Income Fund

ANNUAL REPORT November 30, 2016

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

FOR MORE INFORMATION

Back Cover

Dreyfus Ultra Short Income Fund	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Ultra Short Income Fund, covering the 12-month period from December 1, 2015 through November 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds advanced over the reporting period despite bouts of market volatility stemming from various global economic developments. In December 2015, investor sentiment deteriorated amid sluggish global economic growth, falling commodity prices, and the first increase in short-term U.S. interest rates in nearly a decade. These worries sparked particularly sharp stock market declines in January 2016, but equities began to rally in February when U.S. monetary policymakers refrained from additional rate hikes, other central banks eased their monetary policies further, and commodity prices began to rebound. Stocks generally continued to climb through the summer, driving several broad measures of U.S. stock market performance to record highs. Stock prices moderated in advance of U.S. elections, but markets subsequently rallied to new highs in anticipation of changes in U.S. fiscal and tax policies. In the bond market, yields of high-quality sovereign bonds moved lower over much of the reporting period due to robust investor demand for current income, but yields surged higher after the election amid expectations of rising interest rates.

The transition to a new U.S. president and ongoing global economic headwinds suggest that volatility may persist in the financial markets over the foreseeable future. Some asset classes and industry groups seem likely to benefit from a changing economic and political landscape, while others probably will face challenges. Consequently, selectivity could become a more important determinant of investment success. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero

Chief Executive Officer

The Dreyfus Corporation

December 15, 2016

DISCUSSION OF FUND PERFORMANCE

For the period from December 1, 2015 through November 30, 2016, as provided by Patricia A. Larkin, Primary Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended November 30, 2016, Dreyfus Ultra Short Income Fund’s Class D shares produced a total return of -0.39%, Institutional shares returned 0.05%, and Class Z shares returned -0.16%.1 In comparison, the fund’s benchmark, the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (the “Index”) provided a total return of 0.32%.2 The fund’s former benchmark, the BofA Merrill Lynch 1-Year U.S. Treasury Note Index, achieved a total return of 0.70% for the same period.3

International economic conditions and low inflation prompted the Federal Reserve Board (the “Fed”) to leave short-term interest rates unchanged between an initial rate hike in December 2015 and the end of the reporting period, but short-term bond yields climbed modestly in anticipation of a widely expected rate hike in December 2016. The fund lagged its benchmark, mainly due to its exposure to corporate bonds early in the reporting period.

The Fund’s Investment Approach

Effective April 1, 2016, the fund seeks high current income consistent with the maintenance of liquidity and low volatility of principal. To pursue its goal, the fund normally invests in a broad range of U.S. dollar-denominated debt securities, including money market instruments. The fund is designed to provide a high degree of share price stability while generating higher returns than money market funds over time, but the fund is not a money market fund and is not subject to the maturity, quality, liquidity, and diversification requirements applicable to money market funds.

Under normal circumstances, the fund expects to maintain a dollar-weighted average portfolio maturity of 120 days or less and only buys individual securities with remaining maturities of 18 months or less. The fund only invests in securities that, at the time of purchase, are rated investment grade or in the top three short-term rating categories by at least one nationally recognized statistical rating organization (NRSRO) or, if unrated, determined to be of comparable quality by The Dreyfus Corporation. The fund concentrates its investments in the financial services industry.

U.S. Economy Gathered Momentum

Investors grew increasingly averse to risks over the final months of 2015 due to sluggish growth in international markets and a December increase in short-term U.S. interest rates. Riskier fixed-income securities suffered particularly steep declines in January 2016 when the flight to quality intensified, but high quality sovereign bonds such as U.S. Treasury securities benefited from robust demand from nervous investors.

Market sentiment began to improve in mid-February in response to better-than-expected U.S. economic data and corporate earnings. Risk appetites continued to expand through the spring when U.S. monetary policymakers refrained from additional rate hikes, commodity prices rebounded, and foreign currencies rallied against the U.S. dollar. A referendum in the United Kingdom to leave the European Union triggered another flight to quality in late June, sending yields of long-term U.S. Treasury securities to historical lows. However, investor

DISCUSSION OF FUND PERFORMANCE (continued)

sentiment bounced back quickly, and riskier assets continued to gain value amid encouraging economic data over the summer.

Bond prices generally fell and yields climbed after the U.S. election in November, when investors revised their expectations for fiscal, tax, and monetary policies under a new presidential administration. Ultra short-term securities proved less sensitive to these developments than their longer term counterparts.

Corporate Bond Exposure Undermined Fund Results

Until March 31, 2016, the fund’s relative performance was undermined by positions in investment-grade and high yield short-term corporate-backed bonds. These securities suffered early in the reporting period amid rising default rates in the volatile energy sector. Commercial mortgage-backed securities also lagged broad market averages early in the reporting period. The fund achieved better relative results at the time from taxable municipal bonds, asset-backed securities, and Treasury Inflation Protected Securities.

After April 1, 2016, we reconstructed the fund’s portfolio to reflect its new investment objective and approach. A focus on money market instruments and other investment-grade debt obligations with maturities of 18 months or less, and a weighted average maturity of 120 days or less, helped recoup many of the fund’s previous losses.

Fed Hikes Short-Term Rates

Just weeks after the reporting period’s end, the Fed raised the federal funds rate by another 0.25 percentage points to between 0.50% and 0.75% “in view of realized and expected labor market conditions and inflation.” This increase was widely anticipated by investors, and short-term bond yields already had climbed modestly to reflect the higher benchmark rate. While many analysts expect the Fed to raise short-term rates further in 2017, any increases are likely to be modest and gradual.

Therefore, we have maintained the fund’s focus on short-term, investment-grade debt instruments from well-established issuers with sound quality and liquidity characteristics.

December 15, 2016

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through April 1, 2017, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: FactSet — BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of the last three-month Treasury bill month-end rates. Returns are calculated on a monthly basis only. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — BofA Merrill Lynch 1-Year U.S. Treasury Note Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding two-year Treasury note that matures closest to, but not beyond, one year from the rebalancing date. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Ultra Short Income Fund Class D shares, Institutional shares and Class Z shares with the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the BofA Merrill Lynch 1-Year U.S. Treasury Note Index

† Source: FactSet

†† Source: Lipper Inc.

††† The total return figures presented for Class D shares and Institutional shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 11/15/13 (the inception date for Class D shares and Institutional shares).

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class D shares, Institutional shares and Class Z shares of Dreyfus Ultra Short Income Fund on 11/30/06 to a $10,000 investment made in the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the BofA Merrill Lynch 1-Year U.S. Treasury Note Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account applicable fees and expenses on all classes. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of the last three-month Treasury bill month-end rates. Returns are calculated on a monthly basis only. The BofA Merrill Lynch 1-Year U.S. Treasury Note Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding two-year Treasury note that matures closest to, but not beyond, one year from the rebalancing date. Unlike a mutual fund, the indices are not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

FUND PERFORMANCE (continued)

Average Annual Total Returns as of 11/30/16
	Inception	1 Year	5 Years	10 Years
	Date
Class D shares	11/15/13	-0.39%	-0.10%†	1.57%†
Institutional shares	11/15/13	0.05%	0.07%†	1.65%†
Class Z shares	4/6/87	-0.16%	0.00%	1.62%
BofA Merrill Lynch 3-Month
U.S. Treasury Bill Index		0.32%	0.11%	0.84%
BofA Merrill Lynch 1-Year
U.S. Treasury Note Index		0.70%	0.31%	1.45%

Past performance is not predictive of future performance. The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

† The total return performance figures presented for Class D shares and Institutional shares of the fund reflect the performance of the fund’s Class Z shares for the period prior to 11/15/13 (the inception date for Class D shares and Institutional shares).

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Ultra Short Income Fund from June 1, 2016 to November 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2016

	Class D	Institutional Shares	Class Z
Expenses paid per $1,000†	$3.00	$1.00	$2.10
Ending value (after expenses)	$1,001.10	$1,004.10	$1,002.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2016

	Class D	Institutional Shares	Class Z
Expenses paid per $1,000†	$3.03	$1.01	$2.12
Ending value (after expenses)	$1,022.00	$1,024.00	$1,022.90

† Expenses are equal to the fund’s annualized expense ratio of .60% for Class D, .20% for Institutional shares and .42% for Class Z, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2016

Negotiable Bank Certificates of Deposit - 38.9%	Principal Amount ($)		Value ($)
Bank of Montreal (Yankee)
1.27%, 12/20/16	5,000,000	[a]	5,007,645
Bank of Nova Scotia (Yankee)
0.91%, 12/22/16	3,000,000		3,000,745
BNP Paribas (Yankee)
1.01%, 12/19/16	4,000,000	[a]	4,001,040
Credit Agricole CIB (Yankee)
1.23%, 4/6/17	4,000,000		4,004,251
Credit Suisse New York (Yankee)
1.20%, 12/5/16	4,000,000	[a]	4,005,464
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
1.23%, 4/5/17	4,000,000	[b]	4,002,748
National Australia Bank (Yankee)
1.10%, 2/8/17	4,000,000	[b]	4,004,071
Norinchukin Bank/NY (Yankee)
0.90%, 12/16/16	4,000,000		4,000,629
Societe Generale (Yankee)
1.22%, 4/5/17	4,000,000	[b]	4,003,505
Svenska Handelsbanken Inc (Yankee)
1.15%, 12/28/16	4,000,000	[a,b]	4,003,240
Wells Fargo Bank, NA
1.18%, 5/5/17	5,000,000		5,004,891
Total Negotiable Bank Certificates of Deposit (cost $45,000,000)			45,038,229
Commercial Paper - 24.2%

ANZ International Ltd.
1.03%, 12/19/16	5,000,000	[a,b]	5,003,405
Collateralized Commercial Paper II Co LLC
1.37%, 1/13/17	4,000,000	[a,b]	4,006,468
Commonwealth Bank of Australia
0.99%, 12/15/16	5,000,000	[a,b]	5,003,780
Sumitomo Mitsui Trust Bank
0.93%, 12/14/16	4,000,000	[b]	3,999,356
United Overseas Bank Ltd.
0.90%, 12/16/16	5,000,000	[b]	4,998,840
Westpac Securities NZ Ltd.
1.05%, 12/20/16	5,000,000	[a,b]	5,003,600
Total Commercial Paper (cost $27,996,792)			28,015,449
Asset-Backed Commercial Paper - 3.5%

Metlife Short Term Funding LLC
0.90%, 12/20/16
(cost $3,998,100)	4,000,000	[b]	3,998,849

Time Deposits - 32.8%	Principal Amount ($)		Value ($)

BNP Paribas (Grand Cayman)
0.31%, 12/1/16	5,000,000		5,000,000
Canadian Imperial Bank of Commerce (Grand Cayman)
0.32%, 12/1/16	4,000,000		4,000,000
DnB Bank (Grand Cayman)
0.30%, 12/1/16	4,000,000		4,000,000
DZ Bank
0.31%, 12/1/16	5,000,000		5,000,000
ING Bank (London)
0.44%, 12/1/16	5,000,000		5,000,000
Natixis New York (Grand Cayman)
0.31%, 12/1/16	5,000,000		5,000,000
Royal Bank of Canada (Toronto)
0.31%, 12/1/16	5,000,000		5,000,000
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.31%, 12/1/16	5,000,000		5,000,000
Total Time Deposits (cost $38,000,000)			38,000,000
Registered Investment Company - .6%	Shares		Value ($)

Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $717,955)	717,955	[c]	717,955
Total Investments (cost $115,712,847)	100.0%		115,770,482
Cash and Receivables (Net)	.0%		1,372
Net Assets	100.0%		115,771,854

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, these securities amounted to $48,027,862 or 41.48% of net assets.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Banking	95.9
Asset-Backed/Insurance	3.5
Money Market Investment	.6
100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2016

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	114,994,892	115,052,527
Affiliated issuers	717,955	717,955
Dividends and interest receivable		114,852
Receivable for shares of Beneficial Interest subscribed		21,961
Prepaid expenses		38,029
		115,945,324
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		30,613
Cash overdraft due to Custodian		10,532
Payable for shares of Beneficial Interest redeemed		19,995
Accrued expenses		112,330
		173,470
Net Assets ($)		115,771,854
Composition of Net Assets ($):
Paid-in capital		123,829,961
Accumulated undistributed investment income—net		395,700
Accumulated net realized gain (loss) on investments		(8,511,442)
Accumulated net unrealized appreciation (depreciation) on investments		57,635
Net Assets ($)		115,771,854

Net Asset Value Per Share	Class D	Institutional Shares	Class Z
Net Assets ($)	14,912,760	18,404,627	82,454,467
Shares Outstanding	1,480,737	1,828,330	8,183,384
Net Asset Value Per Share ($)	10.07	10.07	10.08

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended November 30, 2016

Investment Income ($):
Income:
Interest	1,100,327
Dividends from affiliated issuers	36,616
Income from securities lending—Note 1(c)	3,108
Total Income	1,140,051
Expenses:
Management fee—Note 3(a)	309,597
Professional fees	217,542
Shareholder servicing costs—Note 3(c)	176,072
Trustees’ fees and expenses—Note 3(d)	77,951
Registration fees	61,086
Distribution fees—Note 3(b)	36,282
Prospectus and shareholders’ reports	25,690
Custodian fees—Note 3(c)	15,534
Loan commitment fees—Note 2	2,153
Miscellaneous	29,392
Total Expenses	951,299
Less—reduction in expenses due to undertaking—Note 3(a)	(430,970)
Less—reduction in fees due to earnings credits—Note 3(c)	(1,244)
Net Expenses	519,085
Investment Income—Net	620,966
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(1,299,372)
Net realized gain (loss) on futures	(268,900)
Net Realized Gain (Loss)	(1,568,272)
Net unrealized appreciation (depreciation) on investments	591,154
Net unrealized appreciation (depreciation) on futures	33,678
Net Unrealized Appreciation (Depreciation)	624,832
Net Realized and Unrealized Gain (Loss) on Investments	(943,440)
Net (Decrease) in Net Assets Resulting from Operations	(322,474)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2016[a]	2015
Operations ($):
Investment income—net	620,966	1,722,436
Net realized gain (loss) on investments	(1,568,272)	(1,618,469)
Net unrealized appreciation (depreciation) on investments	624,832	(763,440)
Net Increase (Decrease) in Net Assets Resulting from Operations	(322,474)	(659,473)
Dividends to Shareholders from ($):
Investment income—net:
Class D	(89,065)	(474,010)
Institutional Shares	(194,073)	(462,019)
Class Z	(631,676)	(2,022,132)
Class I	(61,468)	(208,223)
Total Dividends	(976,282)	(3,166,384)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class D	4,869,453	5,130,125
Institutional Shares	11,053,818	4,512,407
Class Z	18,490,866	10,963,864
Class I	67,264	2,912,603
Dividends reinvested:
Class D	86,701	410,910
Institutional Shares	192,409	461,364
Class Z	588,891	1,875,730
Class I	49,981	207,975
Cost of shares redeemed:
Class D	(6,153,068)	(17,196,362)
Institutional Shares	(12,636,766)	(3,966,431)
Class Z	(27,008,273)	(23,790,423)
Class I	(11,050,378)	(270,605)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(21,449,102)	(18,748,843)
Total Increase (Decrease) in Net Assets	(22,747,858)	(22,574,700)
Net Assets ($):
Beginning of Period	138,519,712	161,094,412
End of Period	115,771,854	138,519,712
Undistributed investment income—net	395,700	364,918

	Year Ended November 30,
	2016[a]	2015
Capital Share Transactions (Shares):
Class D
Shares sold	483,522	496,895
Shares issued for dividends reinvested	8,601	39,905
Shares redeemed	(610,384)	(1,672,763)
Net Increase (Decrease) in Shares Outstanding	(118,261)	(1,135,963)
Institutional Shares
Shares sold	1,098,747	436,111
Shares issued for dividends reinvested	19,106	44,862
Shares redeemed	(1,255,855)	(384,395)
Net Increase (Decrease) in Shares Outstanding	(138,002)	96,578
Class Z
Shares sold	1,836,896	1,064,746
Shares issued for dividends reinvested	58,428	182,345
Shares redeemed	(2,680,985)	(2,304,006)
Net Increase (Decrease) in Shares Outstanding	(785,661)	(1,056,915)
Class I
Shares sold	6,668	283,964
Shares issued for dividends reinvested	4,950	20,208
Shares redeemed	(1,096,119)	(26,427)
Net Increase (Decrease) in Shares Outstanding	(1,084,501)	277,745

[a]On April 1, 2016, the existing Class I shares were exchanged for Class Y shares and Class Y shares were redesignated as Institutional shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended November 30,
Class D Shares	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	10.17	10.43	10.50	10.50
Investment Operations:
Investment income—net[b]	.03	.11	.08	.00[c]
Net realized and unrealized gain (loss) on investments	(.07)	(.16)	.01[d]	.00[c]
Total from Investment Operations	(.04)	(.05)	.09	.00[c]
Distributions:
Dividends from investment income—net	(.06)	(.21)	(.16)	(.00)[c]
Net asset value, end of period	10.07	10.17	10.43	10.50
Total Return (%)	(.39)	(.52)	.85	.03[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.89	.72	.71	.79[f]
Ratio of net expenses to average net assets	.60	.60	.60	.60[f]
Ratio of net investment income to average net assets	.34	1.02	.76	.05[f]
Portfolio Turnover Rate	51.72	59.09	146.64	186.54
Net Assets, end of period ($ x 1,000)	14,913	16,261	28,532	4,274

a     From November 15, 2013 (commencement of initial offering) to November 30, 2013.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.
e Not annualized.
f Annualized.
See notes to financial statements.

	Year Ended November 30,
Institutional Shares	2016[a]	2015	2014	2013[b]
Per Share Data ($):
Net asset value, beginning of period	10.16	10.43	10.50	10.50
Investment Operations:
Investment income—net[c]	.06	.13	.11	.00[d]
Net realized and unrealized gain (loss) on investments	(.06)	(.17)	.01[e]	.00[d]
Total from investment Operations	-	(.04)	.12	.00[d]
Distributions:
Dividends from investment income—net	(.09)	(.23)	(.19)	(.00)[d]
Net asset value, end of period	10.07	10.16	10.43	10.50
Total Return (%)	.05	(.37)	1.10	.03[f]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61	.45	.44	.40[g]
Ratio of net expenses to average net assets	.24	.35	.35	.35[g]
Ratio of net investment income to average net assets	.62	1.28	1.01	.30[g]
Portfolio Turnover Rate	51.72	59.09	146.64	186.54
Net Assets, end of period ($ x 1,000)	18,405	19,987	19,499	10

a On April 1, 2016, the existing Class I shares were exchanged for Class Y shares and Class Y shares were redesignated as Institutional shares.
b From November 15, 2013 (commencement of initial offering) to November 30, 2013.
c Based on average shares outstanding.
d Amount represents less than $.01 per share.
e In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.
f Not annualized.
g Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended November 30,
Class Z Shares	2016	2015	2014	2013[a]	2012
Per Share Data ($):
Net asset value, beginning of period	10.17	10.44	10.50	10.61	10.73
Investment Operations:
Investment income (loss)—net[b]	.05	.12	.10	.00[c]	(.00)[c]
Net realized and unrealized gain (loss) on investments	(.07)	(.17)	.01[d]	(.05)	.00[c]
Total from Investment Operations	(.02)	(.05)	.11	(.05)	.00[c]
Distributions:
Dividends from investment income—net	(.07)	(.22)	(.17)	(.05)	(.07)
Dividends from net realized gain on investments	—	—	—	(.01)	(.05)
Total Distributions	(.07)	(.22)	(.17)	(.06)	(.12)
Net asset value, end of period	10.08	10.17	10.44	10.50	10.61
Total Return (%)	(.16)	(.38)	.99	(.43)	.00[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79	.65	.63	.91	.83
Ratio of net expenses to average net assets	.44	.47	.44	.64	.80
Ratio of net investment income (loss) to average net assets	.48	1.16	.92	.00[e]	(.03)
Portfolio Turnover Rate	51.72	59.09	146.64	186.54	167.77
Net Assets, end of period ($ x 1,000)	82,454	91,230	104,636	110,686	137,897

a      The fund commenced offering multiple classes of shares on November 15, 2013. The existing shares were redesignated as Class Z shares.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d In addition to net realized and unrealized losses on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.
e Amount represents less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Ultra Short Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek high current income consistent with the maintenance of liquidity and low volatility of principal. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

The Company’s Board of Trustees (the “Board”) approved, effective April 1, 2016, a change in the fund’s name from “Dreyfus Short Duration Bond Fund” to “Dreyfus Ultra Short Income Fund.” On April 1, 2016, the fund’s existing Class I shares were exchanged for Class Y shares and Class Y shares were redesignated as Institutional shares.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class D, Institutional shares and Class Z. Class D shares are sold at net asset value per share directly by Dreyfus and through certain banks and fund supermarkets, and as a part of certain wrap-fee programs. Institutional shares are sold at net asset value per share generally to institutional investors. Class Z shares are sold at net asset value per share generally to certain shareholders of the fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), and futures are valued each business day by an independent pricing service (the “Service”) approved by the Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed Commercial Paper†	-	3,998,849	-	3,998,849
Commercial Paper†	-	28,015,449	-	28,015,449
Negotiable Bank Certificates of Deposit†	-	45,038,229	-	45,038,229
Registered Investment Company	717,955	-	-	717,955
Time Deposits†	-	38,000,000	-	38,000,000

† See Statement of Investments for additional detailed categorizations.

At November 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended November 30, 2016, The Bank of New York Mellon earned $946 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended November 30, 2016 were as follows:

Affiliated Investment Company	Value 11/30/2015 ($)	Purchases ($)	Sales ($)	Value 11/30/2016 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund, Institutional Shares	1,652,500	56,748	1,709,248	-	-
Dreyfus Institutional Preferred Government Plus Money Market Fund†	1,795,242	257,576,658	258,653,945	717,955.6
Total	3,447,742	257,633,406	260,363,193	717,955.6

† Formerly Dreyfus Institutional Preferred Plus Money Market Fund.

Certain affiliated investment companies may also invest in the fund. At November 30, 2016, Dreyfus Moderate Allocation Fund, an affiliate of the fund, held 925,554 Institutional shares.

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid

NOTES TO FINANCIAL STATEMENTS (continued)

monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2016, the fund did not incur any interest or penalties.

Each tax year in the four–year period ended November 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2016, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $395,700, accumulated capital losses $8,511,442 and unrealized appreciation $57,635.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2016. If not applied, $492,020 of the carryover expires in fiscal year 2018. The fund has $2,957,027 of post-enactment short-term capital losses and $5,062,395 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2016 and November 30, 2015 were as follows: ordinary income $976,282 and $3,166,384, respectively.

During the period ended November 30, 2016, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization of premiums, paydowns gains and losses on mortgage-backed securities, foreign currency gains and losses, treasury inflation-protected securities and consent fees, the fund increased accumulated undistributed investment income-net by $386,098 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million and prior to January 11, 2016, the unsecured credit facility with Citibank, N.A. was $480 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2016, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year, the aggregate expenses of the fund (excluding taxes, brokerage commissions, interest expense and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended November 30, 2016, there was no reduction in expenses pursuant to the Agreement.

NOTES TO FINANCIAL STATEMENTS (continued)

The Dreyfus Corporation has contractually agreed to waive receipt of a portion of its management fees in the amount of .05% of the value of the fund’s average daily net assets until April 1, 2018.

Dreyfus had contractually agreed, from December 1, 2015 through March 31, 2016, to waive receipt of its fees and/assume the direct expenses of the fund, so that the expenses of Class D, Class I, Class Y and Class Z shares (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed .35% of the respective class’ shares average daily net assets. The Dreyfus Corporation has contractually agreed, from April 1, 2016 through April 1, 2017, to waive receipt of its fees and/or assume the direct expenses attributable to Class D and Class Z shares of the fund so that the total annual fund operating expenses of Class D and Class Z shares (excluding certain expenses as described above) do not exceed .35% of the value of Class D and Class Z shares’ average daily net assets. The Dreyfus Corporation has also contractually agreed, from April 1, 2016 through April 1, 2017, to waive receipt of its fees and/or assume the direct expenses attributable to Institutional shares of the fund so that the total annual fund operating expenses of Institutional shares (excluding, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .20% of the value of Institutional shares’ average daily net assets. The reduction in expenses, pursuant to the undertakings, amounted to $430,970 during the period ended November 30, 2016.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class D shares pay the Distributor for distributing its shares at an annual rate of .25% of the value of its average daily net assets. During the period ended November 30, 2016, Class D shares were charged $36,282 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2016, Class Z shares were charged $72,678 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2016, the fund was charged $50,496 for transfer agency services and $2,788 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1,244.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2016, the fund was charged $15,534 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended November 30, 2016, the fund was charged $1,873 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended November 30, 2016, the fund was charged $9,629 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $23,792, Distribution Plan fees $3,003, Shareholder Services Plan fees $3,600, custodian fees $10,800, Chief Compliance Officer fees $6,501 and transfer agency fees $6,164, which are offset against an expense reimbursement currently in effect in the amount of $23,247.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and financial futures,

NOTES TO FINANCIAL STATEMENTS (continued)

during the period ended November 30, 2016, amounted to $54,352,776 and $188,851,437, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended November 30, 2016 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. At November 30, 2016, there were no financial futures outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended November 30, 2016:

Average Market Value ($)
Interest rate futures	7,670,860

At November 30, 2016, the cost of investments for federal income tax purposes was $115,712,847; accordingly, accumulated net unrealized appreciation on investments was $57,635, consisting of gross unrealized appreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Ultra Short Income Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Ultra Short Income Fund (formerly, Dreyfus Short Duration Bond Fund), as of November 30, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Ultra Short Income Fund at November 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
January 26, 2017

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby reports 64.44% of ordinary income dividends paid during the fiscal year ended November 30, 2016 as qualifying interest related dividends.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 135

———————

Francine J. Bovich (65)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 76

———————

Gordon J. Davis (75)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

•  Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 58

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Nathan Leventhal (73)

Board Member (2009)

Principal Occupation During Past 5 Years:

•  President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

• Commissioner, NYC Planning Commission (2007-2011)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 48

———————

Robin A. Melvin (53)

Board Member (2013)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 107

———————

Roslyn M. Watson (67)

Board Member (2013)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

No. of Portfolios for which Board Member Serves: 62

———————

Benaree Pratt Wiley (70)

Board Member (2009)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 86

———————

INTERESTED BOARD MEMBERS

J. Charles Cardona (61)

Board Member (2014)

Principal Occupation During Past 5 Years:

• President and a Director of the Manager (2008-present), Chairman of the Distributor (2013-present; previously, Executive Vice President, 1997-2013), President of Dreyfus Institutional Services Division

No. of Portfolios for which Board Member Serves: 34

J. Charles Cardona is deemed to be an “interested person” (as defined under the Act) of the fund as a result of his affiliation with The Dreyfus Corporation.

———————

Isabel P. Dunst (69)

Board Member (2013)

Principal Occupation During Past 5 Years:

• Of Counsel to the law firm of Hogan Lovells LLP (2015-present; previously, Partner, 1990-2014)

No. of Portfolios for which Board Member Serves: 34

Isabel P. Dunst is deemed to be an “interested person” (as defined under the Act) of the fund as a result of her affiliation with Hogan Lovells LLP, which provides legal services to BNY Mellon and certain of its affiliates.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
George L. Perry, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. He is an officer of 64 investment companies (comprised of 135 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Associate General Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 61 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, since March 2013, from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market, Municipal Bond and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (65 investment companies, comprised of 160 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 60 investment companies (comprised of 155 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

For More Information

Dreyfus Ultra Short Income Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class D: DSDDX Institutional: DSYDX Class Z: DSIGX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0542AR1116

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $39,661 in 2015 and $40,652 in 2016.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,273 in 2015 and $6,430 in 2016. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,369 in 2015 and $3,876 in 2016. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $381 in 2015 and $456 in 2016. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2015 and $0 in 2016.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $19,802,219 in 2015 and $21,065,758 in 2016.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Ultra Short Income Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 26, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 26, 2017

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)